Schedule of Financing Receivables (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Receivables [Abstract]
Loans receivable, gross	$ 61,293	$ 60,974
Less: Deferred loan fees	(1,772)	(1,264)
Less: Deposits	(1,056)	(839)
Plus: Deferred origination costs	360	306
Less: Allowance for credit losses	(695)	(2,527)
Loans receivable, net	$ 58,130	$ 56,650	$ 46,943